Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Balances and Transactions With Related Parties

12.    BALANCES AND TRANSACTIONS WITH RELATED PARTIES.

Related party transactions are performed at current market conditions.

Transactions between the Group and its subsidiaries, associates and joint ventures have been eliminated on consolidation and are not itemized in this note.

As of the date of these consolidated financial statements, no guarantees have been given or received nor has any allowance for bad or doubtful accounts been recorded with respect to receivable balances for related party transactions.

The controlling shareholder of the Company is the Italian corporation Enel S.p.A..

Enel Chile S.A. provides administrative services to its subsidiaries, through a Centralized Cash Contract that has been in effect since the second half of 2018, which finances the cash deficits of its subsidiaries or consolidates their cash surpluses. These accounts may have a debit or credit balance and are prepayable in the short-term , where interest rate is variable and represents market conditions. To reflect these market conditions, interest rates are periodically reviewed through an update procedure approved by the Board of Directors of the companies involved. Prior to the entry into the Centralized Cash Contract, Enel Chile and some subsidiaries had a Trade Checking Account Contract, through which intercompany loans could be delivered to each other.

12.1 Balances and transactions with related parties

The accounts receivable and payable balances as of December 31, 2019 and 2018 are as follows:

a)    Receivables from related parties

							Current		Non-current
Taxpayer ID							12-31-2019	12-31-2018	12-31-2019	12-31-2018
Number	Company	Country	Relationship	Currency	Description of transaction	Term of transaction	ThCh$	ThCh$	ThCh$	ThCh$

Foreign	Endesa Spain	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	26,979	27,023	-	-
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	146,061	-	-	-
Foreign	Enel Green Power Morocco	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	94,340	-	-	-
76.418.940-K	GNL Chile S.A.	Chile	Associate	US$	Advance Gas Purchase	Less than 90 days	31,025,024	14,666,414	34,407,142	-
76.418.940-K	GNL Chile S.A.	Chile	Associate	US$	Dividends	Less than 90 days	-	788,336	-	-
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	45,069	41,820	-	-
Foreign	Enel Italy SrL.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	403,854	295,892	-	-
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	120,276	44,675	-	-
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Gas sales	Less than 90 days	16,880,527	18,565,698	-	-
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Commodity derivatives	Less than 90 days	2,962,387	3,671,446	-	-
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	467,393	415,200	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	CH$	Other services	Less than 90 days	-	281,002	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	R$	Other services	Less than 90 days	705,954	-	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	-	173,300	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	578,847	703,368	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	427,882	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	859,573	-	-	-
Foreign	Enel Generación Peru S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	1,180,707	973,873	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	-	107,071	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	2,850,769	4,197,951	-	-
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	489,301	419,032	-	-
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	60,670	89,545	-	-
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,399,057	2,405,958	-	-
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	1,509,373	-	-	-
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	149,525	-	-	-
Foreign	Enel Distribución Peru S.A.	Peru	Common Immediate Parent	CH$	Other services	Less than 90 days	603,171	354,283	-	-
Foreign	Enel Green Power México	México	Common Immediate Parent	US$	Other services	More than 90 days	-	98,519	-	-
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	1,765,939	1,959,124	-	-
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	México	Common Immediate Parent	US$	Other services	Less than 90 days	108,327	52,241	-	-
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	60,717	29,054	-	-
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	34,771	32,264	-	-
Foreign	Enel Generacion El Chocon S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	12,589	13,367	-	-
Foreign	Enel Green Power Brazil Participacoes LTDA.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	-	52,215	-	-
Foreign	Enel Green Power Brazil Participacoes LTDA.	Brazil	Common Immediate Parent	R$	Other services	Less than 90 days	127,879	23,329	-	-
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	US$	Loan receivable	Less than 90 days	-	1,008,208	-	-
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	284,876	276,607	-	-
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	461,677	601,512	-	-
Foreign	Enel Green Power RSA (PTY) LTD	South Africa	Common Immediate Parent	US$	Other services	Less than 90 days	385,716	466,281	-	-
Foreign	Enel Green Power RSA (PTY) LTD	South Africa	Common Immediate Parent	CH$	Other services	Less than 90 days	110,699	-	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	141,708	57,761	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	CH$	Other services	Less than 90 days	7,381	-	-	-
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	CH$	Other services	Less than 90 days	-	23,077	-	-
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	1,305,475	464,846	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	341,200	309,717	-	-
Foreign	Enel X SLR	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	26,954	14,233	-	-
Foreign	Enel Global I&N S.R.L.	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	-	10,365	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	13,781	-	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	273,003	-	-	-
Foreign	Enel X North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	92,730	-	-	-
Foreign	Parque Amistad II SA de CV	México	Common Immediate Parent	US$	Other services	Less than 90 days	50,264	-	-	-
Foreign	Parque Amistad IV SA de CV	México	Common Immediate Parent	US$	Other services	Less than 90 days	17,590	-	-	-
76.091.595-5	Aysén Energía	Chile	Joint venture	CH$	Other services	Less than 90 days	-	14,286	-	-
76.041.891-9	Aysén Transmisión	Chile	Joint venture	CH$	Other services	Less than 90 days	-	14,285	-	-
						Total	68,182,133	54,171,060	34,407,142	-

b)    Accounts payable to related parties

							Current		Non-current
Taxpayer ID							12-31-2019	12-31-2018	12-31-2019	12-31-2018
Number	Company	Country	Relationship	Currency	Description of transaction	Terms of transaction	ThCh$	ThCh$	ThCh$	ThCh$

Foreign	Endesa Spain	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	159,940	159,940	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	—	74,949	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	86,189	77,624	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	$ Col	Other services	Less than 90 days	4,723	4,723	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	1,909,747	1,461,815	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	—	1,987	—	—
Foreign	Enel Distribución Peru S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	2,291	2,291	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	57,324	—	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	1,984,129	1,235,525	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associate	US$	Gas Purchase	Less than 90 days	4,980,936	5,935,652	2,497,660	—
76.418.940-K	GNL Chile S.A.	Chile	Associate	CH$	Other services	Less than 90 days	—	12,389	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	216,522	702,702	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	CH$	Other services	Less than 90 days	—	35	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	883,576	820,642	—	—
Foreign	E-Distribuzione Spa	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	49,488	336,814	—	—
Foreign	Enel Produzione IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	6,043,110	7,482,038	—	—
Foreign	Enel Energía	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	452,289	452,289	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint venture	CH$	Tolls	Less than 90 days	13,887	13,887	—	—
Foreign	Enel Green Power Spain SL	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	352,233	217,859	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,099,133	2,258,059	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Commodity derivatives	Less than 90 days	9,295,836	9,849,260	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	2,857,244	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	CH$	Dividends	Less than 90 days	35,863,042	67,197,814	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Dividends	Less than 90 days	19,155,829	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Technical services	Less than 90 days	6,982,284	2,825,084	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	2,965,604	3,041,172	—	—
Foreign	Enel Italy SrL IT	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	6,438,614	1,528,308	—	—
Foreign	Enel Italy SrL IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	9,115,709	10,658,407	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	17,950	13,579	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	3,017,847	2,199,811	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	681,544	—	—	—
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	6,328,568	—	—	—
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	19,758,903	13,743,624	—	—
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	8,514,576	16,609,801	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	248,051	149,591	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	US$	Loan	Less than 90 days	—	123,979	781,875,824	447,193,802
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	US$	Other services	Less than 90 days	134,278	—	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	344,877	370,028	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	107,037	—	—	—
76.364.085-K	Energía Marina S.P.A	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	2,357	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	198,815	40,656	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	147,488	—	—	—
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	890,343	458,228	—	—
Foreign	Tecnatom SA	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	29,093	102,962	—	—
Foreign	Enel Green Power Spa GLO	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	8,418,481	7,772,801	—	—
						Total	159,809,887	157,936,325	784,373,484	447,193,802

(*)See section d) below.

c)    Significant transactions and effects on income/expenses:

The details of the most significant non-consolidated transactions with related parties, are as follows:

For the years ended December 31,
					2019	2018	2017
Taxpayer ID No.	Company	Relationship	Country	Description of transaction	ThCh$	ThCh$	ThCh$

Foreign	Endesa Energía S.A.	Common Immediate Parent	Spain	Gas sales	-	-	10,394,146
94.271.000-3	Enel Américas S.A.	Common Immediate Parent	Chile	Other services rendered	4,748,244	5,071,453	4,737,522
76.418.940-K	GNL Chile S.A.	Associate	Chile	Fuel consumption	(99,801,403)	(131,521,989)	(194,163,392)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common Immediate Parent	Chile	Energy purchase	-	(1,954,523)	(11,758,824)
76.321.458-3	Sociedad Almeyda Solar Spa	Common Immediate Parent	Chile	Energy purchase	-	(1,052,840)	(4,306,145)
76.052.206-6	Parque Eolico Valle de los Vientos SpA	Common Immediate Parent	Chile	Energy purchase	-	(3,349,525)	(16,630,422)
Foreign	Enel S.p.A.	Parent	Italy	Technical services	(4,110,257)	-	-
Foreign	Enel Italy Servizi	Common Immediate Parent	Italy	Other fixed operating expenses	-	-	(2,230,668)
76.412.562-2	Enel Green Power del Sur SPA	Common Immediate Parent	Chile	Energy purchase	-	(30,205,373)	(104,865,684)
76.179.024-2	Parque Eolico Tal Tal SpA	Common Immediate Parent	Chile	Energy purchase	-	(4,448,833)	(25,959,608)
Foreign	Enel Global Trading S.p.A.	Common Immediate Parent	Italy	Commodity derivatives	(12,118,800)	7,584,772	18,311,343
Foreign	Enel Global Trading S.p.A.	Common Immediate Parent	Italy	Technical services	(1,634,832)	(1,213,116)	-
Foreign	Enel Global Trading S.p.A.	Common Immediate Parent	Italy	Gas sales	58,352,346	34,701,425	21,484,590
Foreign	Enel Finance International NV	Common Immediate Parent	Holland	Financial expense	(31,328,749)	(23,253,535)	-
Foreign	Enel Italy Servizi	Common Immediate Parent	Italy	Other fixed operating expenses	-	-	(2,230,668)
Foreign	Enel Italy IT	Common Immediate Parent	Italy	Other fixed operating expenses	-	(4,111,525)	-
Foreign	Enel Italy IT	Common Immediate Parent	Italy	Other services rendered	(3,089,599)	-	-
Foreign	Enel Italy S.R.L. GLO	Common Immediate Parent	Italy	Technical services	(2,750,306)	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Common Immediate Parent	Italy	Other fixed operating expenses	-	(1,845,425)	-
Foreign	Enel Green Power Spa IT	Common Immediate Parent	Italy	Technical services	-	(4,257,363)	-
Foreign	Enel Green Power Spa GLO	Common Immediate Parent	Italy	Technical services	(3,898,762)	-	-

d) Significant transactions

i)	Enel Chile
•

On December 21, 2018, Enel Finance International NV provided Enel Chile S.A. a loan  in US dollars for an amount committed up to US$400 million, with a variable interest rate of LIBOR 6M plus a margin of 1.00% annually, with semiannual interest payment and maturity on December 21, 2022. The credit agreement allowed Enel Chile S.A. to make indefinite draws for up to the amount committed until June 21, 2019, defined as the availability period, during which Enel Chile S.A. must pay an annual availability fee equivalent to 35% of the margin on the undrawn amount. On June 3 and 18, 2019, Enel Chile S.A. drew down that line in its entirety. The loan contracted by Enel Chile S.A. has a bullet maturity and can be repaid in advance, partially or totally, the commitment and interest accrued without any other fine than ”bankruptcy costs“, by delivering to Enel Finance International NV a duly anticipated pay-off request completed no later than 10 (ten) days prior to the prepayment date. Enel Chile S.A. will not have to pay any “bankruptcy costs” if the repayment date falls on an interest payment date. The balance of the debt as of December 31, 2019 amounts to US$ 400 million equivalent to ThCh$ 299,496,000. As of December 31, 2018 the line was available but not drawn.

•

In June 2019, Enel Chile S.A. entered into a revolving committed credit line with Enel Finance International NV in US dollars for a total of US$50 million, with a variable interest rate of LIBOR 1M, 3M or 6M plus a margin of 0.90%, with monthly, quarterly or semi-annual interest payments and expiration on December 24, 2024. During the availability period, Enel Chile S.A. pays an annual availability commission equivalent to 0.25% on the undrawn amount. This revolving line of credit has no guarantees and the commitment can be repaid, partially or totally, together with the accrued interest or any other cost under the agreement. Enel Chile S.A. may require  renewal of  the draft by sending a letter 5 (five) business days before the obligation expires. As of December 31, 2019 this line was not drawn.

•

In May 2017, Enel Chile S.A. received short-term loans of ThCh$150,000,000 from Enel Américas S.A., which were fully amortized on May 25, 2017. These loans accrued a TIP rate of interest + 0.05% per month. As of December 31, 2018, there was no outstanding debt between Enel Chile S.A. and Enel Américas S.A.

ii)	EGP Chile Group
•

On December 31, 2015, Enel Green Power International B.V. (currently Enel Finance International NV) provided Parque Eólico Renaico SpA (currently Enel Green Power del Sur SpA.) a US dollar loan for a committed amount of up to US$650 million, at a variable interest rate of LIBOR 6M plus a margin of 4.94% per annum, with semi-annual interest payment and maturity on December 31, 2027. The credit agreement allowed Enel Green Power del Sur SpA to make indefinite draws up to the amount committed until December 31, 2017, defined as the availability period, during which Enel Green Power del Sur SpA paid an annual availability fee equivalent to 35% of the margin on the undrawn amount. On June 28, 2019, the interest rate margin was reduced to 1.40% annually. Additionally, on December 31, 2019, the parties agreed to modify the credit agreement again, under the following terms: (i) modification of the interest rate, from variable to fixed, establishing it at 2.82% per year, with semi-annual interest payment; and (ii) modification of  the semi-annual amortization schedule, beginning on June 30, 2024, maintaining the voluntary prepayment with bankruptcy cost (modifying the definition of bankruptcy cost); and expiration on December 31, 2027. The balance of the debt at December 31, 2019 amounts to US$644 million equivalent to ThCh$482,466,643 (US$644 million at December 31, 2018 and 2017 equivalent to ThCh$447,431,880 and ThCh$395,899,000, repectively). This is a bullet credit and is guaranteed by Enel Chile S.A.

•

On February 25, 2011, Enel Green Power International B.V. (currently Enel Finance International NV) formalized with Enel Latin America Ltda. (currently Enel Green Power Chile) a mercantile mandate contract by means of which it could invest the funds and surpluses generated by the latter. The currency used for the movements was the U.S. dollar. This contract established annual extensions, and has been renewed and periodically amended. The conditions in force during 2018 of the contract established a variable interest rate of LIBOR 1M plus a margin of 0.80% per annum, the balance placed by Enel Green Power Chile for investment at December 31, 2019 amounted to US$0.00 million (US$1,453 million as of December 31, 2018 equivalent to ThCh$1,008,208 and US$78 million at December 31, 2017 equivalent to ThCh$47,950,500). The contract expired on December 31, 2018 and was not renewed. On February 12, 2019 the amount was repaid in full.

•

On December 20, 2012, Enel Green Power International B.V. (currently Enel Finance International NV) formalized with Enel Latin America Ltda. (currently Enel Green Power Chile) a revolving credit line in U.S. dollars for an amount of up to US$250 million, at a variable interest rate of LIBOR 3M plus a margin of 2.50% per annum, with quarterly interest payment and maturity on December 31, 2013. This contract was renewed annually and increased during 2017 to US$ 800 million and during the first half of 2017, the amount committed was reduced to US$50 million. On March 28, 2018, the interest rate margin was reduced to 1.35% per annum. On October 10, 2018, the contract, which did not have associated debts, was terminated early.

12.2 Board of Directors and Key management personnel

The Company is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors as of December 31, 2019, was elected at the Ordinary Shareholders Meeting held on April 25, 2018. At a Board Meeting held on the same date the current Board Chairman and Secretary were appointed.

a)    Account receivable and payable and other transactions

• Accounts receivable and payable

There are no outstanding amounts receivable or payable between the Company and the members or the Board of Directors and key management personnel.

• Other transactions

No transactions other than the payment of compensation have taken place between the Company and the members of the Board of Directors and key management personnel and other than transactions in the normal course of business-electricity supply.

b)    Compensation for directors

In accordance with Article 33 of Law No. 18,046 governing stock corporations, the compensation of Directors is established each year at the Ordinary Shareholders Meeting of the Company.

The compensantion consists of paying to each member of the Board of Director a monthly payment, one part in a fixed monthly fee and another part dependent on meetings attended. This compensation is broken down as follows:

-     UF 216 as a fixed monthly fee in all event; and

-     UF 79.2 as a per diem for each Board meeting attended, all with a maximum of sixteen sessions in total, whether ordinary or extraordinary, in the corresponding year.

As stated in the by-laws, the compensation for the Chairman of the Board will be double that of a Director.

If any Director of the Company is a member of more than one Board in any Chilean or foreign subsidiaries and/or associates, or holds the position of director or advisor in other Chilean or foreign companies or legal entities in which Enel Chile S.A. has a direct or indirect ownership interest, that Director can be compensated for his/her participation in only one of those Boards or Management Committees.

The executive officers of the Company and/or any of its Chilean or foreign subsidiaries or associates will not receive any compensation or per diem if they hold the position of director in any of the Chilean or foreign subsidiaries or associates of the Company. Nevertheless, the executives may receive such compensation or per diem, provided there is prior express authorization, as a payment in advance of the variable portion of their compensation received from the respective companies through which they are employed.

Directors’ Committee:

Each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended. This compensation is broken down as follows:

-     UF 72 as a fixed monthly fee, and

-     UF 26.4 as a per diem for each Board meeting attended, all with a maximum of sixteen sessions in total, whether ordinary or extraordinary, in the corresponding year.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2019, 2018 and 2017:

				December 31, 2019
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2019	206,350	—	—
Foreign	Giulio Fazio	Director	January - December 2019	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2019	103,175	—	33,648
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2019	103,175	—	33,648
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2019	103,175	—	33,648
Foreign	Daniele Caprini	Director	January - December 2019	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2019	—	—	—
			Total	515,875	—	100,944

				December 31, 2018
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2018	181,789	—	—
Foreign	Giulio Fazio	Director	January - December 2018	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2018	90,894	—	31,018
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2018	90,894	—	31,018
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2018	90,894	—	31,018
Foreign	Daniele Caprini	Director	April - December 2018	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2018	—	—	—
			Total	454,471	—	93,054

				December 31, 2017
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Hermán Chadwick Piñera	Chairman	January - December 2016	178,065	—	—
Foreigner	Giulio Fazio	Director	January - December 2016	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2016	89,032	—	28,504
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2016	89,032	—	28,504
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2016	89,032	—	28,504
Foreigner	Vicenzo Ranieri	Director	January - December 2016	—	—	—
Foreigner	Salvatore Bernabei	Director	January - December 2016	—	—	—
			Total	445,161	—	85,512

c)    Guarantees given by the Company in favor of the directors

No guarantees have been given in favor of the directors.

12.3 Compensation for key management personnel

Key personnel for Enel Chile as of December 31, 2019 are represented  by the following people:

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Paolo Palloti (1)	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (2)	Administration, Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn (3)	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
Foreign	Raffaele Cutrignelli	Internal Audit Officer

(1)On October 1, 2018, Mr. Paolo Pallotti assumed the Chief Executive Officer position of Enel Chile replacing Mr. Nicola Cotugno.

(2)Mr. Marcelo Antonio de Jesús, who served as Adminstration, Finance and Control Officer of the Company, submitted his resignation to the Company, which became effective as of August 16 , 2019. His replacement, Mr. Giuseppe Turchiarelli  was appointed, and assumed his duties as of November 15, 2019

(3)On February 1, 2018 Mrs. Liliana Schnaidt H.  assumed the position of Human Resources and Organization Manager.

The executives listed below were part of the Company’s key personnel until September 24, 2019;

- Mónica De Martino, Regulation Officer

- Antonella Pellegrini, Sustainability and Community Manager

- Claudia Navarrete Campos, Planning and Control Officer

- Alison Dunsmore M., Services Officer

- Pedro Urzúa Frei, Institutional Relations Officer

- Raúl Puentes Barrera, Supply Manager

- Andrés Pinto Bonta, Security Manager

- Ángel Barrios Romo, ICT Officer

12.4 Incentive plans for key management personnel

The Company has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Company. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain multiple of monthly gross compensation.

Compensation received by key management personnel in the aggregate is the following:

	December 31, 2019	December 31, 2018	December 31, 2017
	ThCh$	ThCh$	ThCh$
Cash compensation	2,357,252	2,959,019	2,959,467
Short-term benefits for employees	207,391	497,424	557,122
Other long-term benefits	2,088	322,865	183,453
Total	2,566,731	3,779,308	3,700,042

a)	Guarantees established by the Company in favor of key management personnel

No guarantees have been given in favor of key management personnel.

12.5 Compensation plans linked to share price

There are no payment plans granted to the Directors or key management personnel based on the share price of the Company.